Accounting information and policies	12 Months Ended
Jun. 30, 2022
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies
Introduction
This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements specific to a note are included in the note to which they relate. Furthermore, the section details new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies
(a) Basis of preparation
On 31 December 2020, International Financial Reporting Standards (IFRSs) as adopted by the European Union (EU) at that date were brought into UK law and became UK-adopted International Accounting Standards, with future changes being subject to endorsement by the UK Endorsement Board. Diageo plc transitioned to UK-adopted International Accounting Standards in its consolidated financial statements on 1 July 2021. This change constitutes a change in accounting framework. However, there is no impact on recognition, measurement or disclosure in the period reported as a result of the change in framework.
The consolidated financial statements are prepared in accordance with international accounting standards in conformity with the requirements of the Companies Act 2006 and International Financial Reporting Standards adopted by the UK, IFRSs as adopted by the EU and IFRSs, as issued by the IASB, including interpretations issued by the IFRS Interpretations Committee. IFRS as adopted by the UK and by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.
The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern
Management has prepared cash flow forecasts which have also been sensitised to reflect severe but plausible downside scenarios taking into consideration the group's principal risks. In the base case scenario, management has included assumptions for mid-single digit net sales growth, operating margin improvement and global TBA market share growth. In light of the ongoing geopolitical volatility, the base case outlook and plausible downside scenarios have incorporated considerations for a slower post-pandemic economic recovery, supply chain disruptions, higher inflation and further geopolitical deterioration. Even under these scenarios, the group’s cash position is still expected to remain strong, as the group's liquidity was protected by issuing €1,650 million of fixed rate euro and £900 million of fixed rate sterling denominated bonds in the year ended 30 June 2022. Mitigating actions, should they be required, are all within management’s control and could include reductions in discretionary spending such as acquisitions and capital expenditure, as well as a temporary suspension of the share buyback programme and dividend payments in the next 12 months, or drawdowns on committed facilities. Having considered the outcome of these assessments, the Directors are comfortable that the company is a going concern for at least 12 months from the date of signing the group's consolidated financial statements.

(c) Consolidation
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies
Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company.
The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, except for subsidiaries in hyperinflationary economies that are translated with the closing rate at the end of the period and other than substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.
Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2022, expressed in US dollars and euros per £1, were as follows:

	2022	2021	2020
US dollar
Income statement and cash flows(1)	1.33	1.35	1.26
Assets and liabilities(2)	1.21	1.39	1.23
Euro
Income statement and cash flows(1)	1.18	1.13	1.14
Assets and liabilities(2)	1.16	1.17	1.09
(1)    Weighted average rates
(2)    Closing rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information, see note 16.

(e) Critical accounting estimates and judgements
Details of critical estimates and judgements which the Directors consider could have a significant impact upon the financial statements are set out in the related notes as follows:
–Exceptional items – management judgement whether exceptional or not – page 233
–Taxation – management judgement of whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – pages 239 and 289
–Brands, goodwill and other intangibles – management judgement of the assets to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset value – page 249
–Post employment benefits – management judgement in determining whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 258
–Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement and significant unprovided tax matters where maximum exposure is provided for each – page 287
The group applied hyperinflationary accounting for its operations in Turkey, Venezuela and Lebanon.
In March 2022, the three-year cumulative inflation in Turkey exceeded 100% and as a result, hyperinflationary accounting was applied for the year ended 30 June 2022 in respect of the group’s operations in Turkey. The group’s consolidated financial statements include the results and financial position of its Turkish operations restated to the measuring unit current at the end of the period, with hyperinflationary gains and losses in respect of monetary items being reported in finance charges. Comparative amounts presented in the consolidated financial statements were not restated. Hyperinflationary accounting needs to be applied as if Turkey has always been a hyperinflationary economy, hence, as per Diageo’s accounting policy choice, the differences between equity at 30 June 2021 as reported and the equity after the restatement of the non-monetary items to the measuring unit current at 30 June 2021 were recognised in retained earnings. Such restatement includes impairment of TRL 2,133 million (£177 million) recognised on the goodwill in the Turkey cash-generating unit and TRL 1,627 million (£135 million) in respect of the Yenì Raki brand, as a result of the increased carrying values for those due to hyperinflation adjustments.
When applying IAS 29 on an ongoing basis, comparatives in stable currency are not restated and the effect of inflating opening balances to the measuring unit current at the end of the reporting period is presented in other comprehensive income.
The inflation rate used by the group is the official rate published by the Turkish Statistical Institute, TurkStat. The movement in the publicly available official price index for the year ended 30 June 2022 was 79% (2021 – 18%).
Venezuela is a hyperinflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. The exchange rate used to translate the results of the group’s Venezuelan operations was VES/£ 759 for the year ended 30 June 2022 (2021 – VES/£ 237). Movement in the price index for the year ended 30 June 2022 was 268% (2021 – 1,991%).The inflation rate used by the group is provided by an independent valuer because no reliable, officially published rate is available for Venezuela.
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2022 and 30 June 2021 and with the amounts that would have resulted if the official reference exchange rate had been applied:

	Year ended 30 June 2022		Year ended 30 June 2021
	At estimated exchange rate	At official reference exchange rate	At estimated exchange rate(1)	At official reference exchange rate(1)
	759 VES/£	7 VES/£	237 VES/£	4 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	15	—	4
Operating (loss)/profit	(1)	(1)	(1)	11
Other finance income - hyperinflation adjustment	1	157	2	122
Net cash (outflow)/inflow from operating activities	—	(5)	—	9
Net assets	41	4,606	38	2,016
1)    Prior year rates have been restated to reflect the Central Bank of Venezuela's decision to cut six zeros from the bolivar currency from 1 October 2021.
Sterling amounts presented at the official reference exchange rate are results of simple mathematical conversion.

The impact of hyperinflationary accounting for Lebanon was immaterial both in the current and comparative periods.
(g) New accounting standards and interpretations
The following amendment to the accounting standards, issued by the IASB and endorsed by the UK and EU, has been adopted by the group from 1 July 2021 with no impact on the group’s consolidated results, financial position or disclosures:
–Amendments to IFRS 16 – Covid-19 - related rent concessions beyond 30 June 2021
The following amendment issued by the IASB and endorsed by the UK and EU, has been adopted by the group:
Amendments to IFRS 9, IAS 39 and IFRS 7 – Interest rate benchmark reform (phase 2). The amendment to IFRS 9 provides relief from applying specific hedge accounting and financial instrument derecognition requirements directly affected by interbank offered rate (IBOR) reform. By applying the practical expedient, Diageo is not required to discontinue its hedging relationships as a result of changes in reference rates due to IBOR reform. The amendment to IFRS 7 requires additional disclosure explaining the nature and extent of risk related to the reform and the progress of the transition, see note 16. The adoption of Phase 2 Amendments in respect of disclosures and other accounting matters relating to Interest Rate Benchmark Reform had no material impact on its consolidated results or financial position and not resulted in any change to the entity’s risk management strategy.
The following standard issued by the IASB has been endorsed by the UK and EU and has not been adopted by the group:
IFRS 17 – Insurance contracts (effective from the year ending 30 June 2024) is ultimately intended to replace IFRS 4.
Based on a preliminary assessment, the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.

There are a number of other amendments and clarifications to IFRSs, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.

(h) Climate change considerations
The impact of climate change assessment and the net zero carbon emission target for Diageo's direct operations (scope 1 & 2) by 2030 has been considered as part of the assessment of estimates and judgements in preparing the group accounts.
The climate change scenario analyses performed in 2022 – conducted in line with TCFD recommendations (‘Transition Scenario’ (RCP 2.6), a ‘Moderate Warming’ Scenario (RCP 4.5) and a ‘Severe Warming Scenario (RCP 8.5)) – identified no material financial impact to these financial statements.
The following considerations were made in respect of the financial statements:
•Impact of climate change is not expected to be material on the going concern period and the viability of the group over the next three years.
•The impact of climate change on factors (like residual values, useful lives and depreciation methods) that determine the carrying value of non-current assets.
•The impact of climate change on forecasts of cash flows used (including forecasted depreciation in line with capital expenditure plans for Diageo's net zero carbon emission commitment) in impairment assessments for the value in use of non-current assets including goodwill (see Note 9).
•The impact of climate change on post-employment assets.